Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

14.Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Amounts due to third-parties	33,321	33,157	4,807
Income tax payables	7,599	13,446	1,949
Other tax payables	25,427	12,025	1,743
Salary and welfare payables	22,114	33,262	4,823
Deposits received from ride-hailing drivers	5,654	3,234	469
Purchase consideration payable	16,002	15,845	2,297
Others	10,854	14,980	2,173
Total	120,971	125,949	18,261